Prepaid taxes	12 Months Ended
Dec. 31, 2018
Disclosure of Prepaid taxes [Abstract]
Disclosure of prepaid taxes [text block]
Note
22	Prepaid taxes

Amounts in US$ '000	2018	2017
V.A.T.	37,811	27,674
Income tax payments in advance	9,668	1,258
Other prepaid taxes	966	939
Total prepaid taxes	48,445	29,871
Classified as follows:
Current	45,170	26,048
Non-current	3,275	3,823
Total prepaid taxes	48,445	29,871